UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

Needham Growth Fund

Schedule of Investments

September 30, 2008 (Unaudited)

	Shares	Value
Common Stocks (93.1%)

Business Services (3.5%)
Dice Holdings, Inc.*	85,000	$603,500
Iron Mountain, Inc.*	170,000	4,149,700
		4,753,200
Consumer Services (9.3%)
Avis Budget Group, Inc.*†	187,500	1,076,250
Carmax, Inc.*	225,000	3,150,000
Dick’s Sporting Goods, Inc.*	115,000	2,251,700
Luxottica Group S.p.A. - ADR†	175,000	4,023,250
Morton’s Restaurant Group*	200,000	1,014,000
Whole Foods Market, Inc.	65,000	1,301,950
		12,817,150
Energy (4.7%)
Chesapeake Energy Corp.	90,000	3,227,400
Transocean Sedco Forex, Inc.*†	30,000	3,295,200
		6,522,600
Financial Services (1.5%)
American International Group, Inc.	95,000	316,350
Morgan Stanley	75,000	1,725,000
		2,041,350
Healthcare (28.1%)
Amerigroup Corp.*	60,000	1,515,000
ArthroCare Corp.*	60,000	1,663,200
CONMED Corp.*	125,000	4,000,000
Covidien Ltd.	43,750	2,352,000
Express Scripts, Inc.*†	135,000	9,965,700
Healthways, Inc.*	20,000	322,600
Merck & Co., Inc.	50,000	1,578,000
Omnicell, Inc.*	57,500	756,125
Schering-Plough Corp.	162,000	2,992,140
Thermo Fisher Scientific, Inc.*	115,000	6,325,000
Unitedhealth Group, Inc.	62,500	1,586,875
Varian Medical Systems, Inc.*†	100,000	5,713,000
		38,769,640
Industrial (1.0%)
Southwall Technologies, Inc.*†	728,000	764,400
Sypris Solutions, Inc.	418,700	674,107
		1,438,507
Software (3.7%)
Actuate Corp.*	550,000	1,925,000
Aspen Technology, Inc.*	250,000	3,175,000
		5,100,000
Technology (31.3%)
3Com Corp.*	475,000	1,106,750
Atmel Corp.*	750,000	2,542,500
Barco N.V.	30,000	1,352,949
Brooks Automation, Inc.*	531,911	4,446,776
Dolby Laboratories, Inc.*	69,570	2,448,168
Eclipsys Corp.*	50,000	1,047,500
Electro Scientific Industries, Inc.*	175,000	2,488,500
FSI International, Inc.*	558,500	413,290
Intuit, Inc.*	100,000	3,161,000
Microsemi Corp.*	150,000	3,822,000
MKS Instruments, Inc.*	100,000	1,991,000
National Semiconductor Corp.	180,000	3,097,800
Newport Corp.*	245,000	2,641,100
Orbotech Ltd.*	148,600	1,187,314
Parametric Technology Corp.*	175,000	3,220,000
Progress Software Corp.*	30,050	781,000
Quantel	20,905	102,763
RadiSys Corp.*	225,000	1,935,000
Seagate Technology	225,000	2,727,000
Semitool, Inc.*†	100,000	818,000
Tyco Electronics Ltd.	43,750	1,210,125
Vishay Intertechnology, Inc.*	100,000	662,000
		43,202,535
Telecommunications / Cable (10.0%)
Airvana, Inc.*	350,000	2,061,500
Comcast Corp., Class A	75,000	1,472,250
EMS Technologies, Inc.*	127,700	2,848,987
Harris Stratex Networks, Inc. Class A*	85,000	663,850
Motorola, Inc.	425,000	3,034,500
SoundBite Communications, Inc.*	100,000	241,000
ViaSat, Inc.*	150,000	3,537,000
		13,859,087
Total Common Stocks (Cost $127,099,913)		128,504,069

Short-Term Investments (6.0%)

Money Market Fund (6.0%)
Dreyfus Treasury Prime Cash Management, 0.93% (a)	8,341,570	8,341,570

Total Short-Term Investments (Cost $8,341,570)		8,341,570

Warrants (0.0%)

Technology (0.0%)
Quantel, Strike Price 10.00, Expiration 7/1/10	20,905	1,762

Total Warrants (Cost $0)		1,762

Total Investments (99.1%) (Cost $135,441,483)		136,847,401

Total Securities Sold Short and Written Options (-3.4%) (Proceeds $4,317,546)		(4,700,294)

Other Assets in Excess of Liabilities (4.3%)		5,948,973

Net Assets (100.0%)		$138,096,080

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,206,583.
ADR	American Depositary Receipt.

See notes to schedules of investments.

Needham Growth Fund

Schedule of Securities Sold Short

September 30, 2008 (Unaudited)

	Shares	Value
Securities Sold Short and Written Options (-3.4%)

Securities Sold Short (-3.4%)

Financial Services (-0.8%)
Jefferies Group, Inc.	50,000	$1,094,000

Healthcare (-1.6%)
Psychiatric Solutions, Inc.*	30,000	1,138,500
Centene Corp.*	50,000	1,025,500

		2,164,000
Pharmaceuticals & Biotechnology (-0.8%)
Sequenom, Inc.*	41,700	1,110,054

Technology (-0.2%)
Masimo Corp.*	7,950	295,740

Total Securities Sold Short
(Proceeds $4,230,540)		4,663,794

	Contracts
Written Options (0.0%)

Call Options
Express Scripts, 10/18/2008 80.00 Call	200	28,000
Transocean Sedco Forex, Inc., 10/18/2008 130.00 Call	100	5,500
Varian Medical Systems, Inc., 10/18/2008 65.00 Call	200	3,000

Total Written Options
(Premiums received $87,006)		36,500

Total Securities Sold Short and Written Options
(Proceeds $4,317,546)		4,700,294

Total Securities Sold Short and Written Options (-3.4%)		(4,700,294)

Total Investments (99.1%)		136,847,401

Other Assets in Excess of Liabilities (4.3%)		5,948,973

Net Assets (100.0%)		$138,096,080

*       Non-income producing security.

See notes to schedules of investments.

Needham Aggressive Growth Fund

Schedule of Investments

September 30, 2008 (Unaudited)

	Shares	Value
Common Stocks (76.2%)

Business Services (16.7%)
Alliance Data Systems Corp.*	11,000	$697,180
Dice Holdings, Inc.*	20,000	142,000
Euronet Worldwide, Inc.*	20,000	334,600
Iron Mountain, Inc.*	20,000	488,200
Resources Connection, Inc.* †	10,000	225,300
		1,887,280
Consumer Services (5.2%)
Carmax, Inc.*	7,000	98,000
Dick’s Sporting Goods, Inc.*	12,000	234,960
J. Crew Group, Inc.*	5,000	142,850
Luxottica Group S.p.A. - ADR	5,000	114,950
		590,760
Healthcare (19.9%)
Amplifon S.p.A	45,000	113,132
Crucell N.V. - ADR*	25,000	389,000
Express Scripts, Inc.*	11,000	812,020
Gilead Sciences, Inc.*	15,000	683,700
LeMaitre Vascular, Inc.* †	85,000	255,000
		2,252,852
Industrial (4.8%)
Precision Castparts Corp.	6,000	472,680
Quixote Corp.	7,838	64,272
		536,952
Software (1.9%)
Actuate Corp.* †	60,000	210,000

Technology (19.9%)
Apple, Inc.*	3,000	340,980
AuthenTec, Inc.*	20,000	43,000
Autodesk, Inc.*	10,000	335,500
Cavium Networks, Inc.*	17,500	246,400
Dolby Laboratories, Inc.* †	9,945	349,964
Microsemi Corp.*	20,000	509,600
Parametric Technology Corp.*	20,000	368,000
Quantel	10,210	50,190
		2,243,634
Telecommunications / Cable (7.8%)
Acme Packet, Inc.*	40,000	229,200
Airvana, Inc.* †	50,000	294,500
ViaSat, Inc.*	15,000	353,700
		877,400
Total Common Stocks (Cost $7,429,439)		8,598,878

Short-Term Investments (23.3%)

Money Market Fund (23.3%)
Dreyfus Treasury Prime Cash Management, 0.93% (a)	2,633,521	2,633,521

Total Short-Term Investments (Cost $2,633,521)		2,633,521

Warrants (0.0%)

Technology (0.0%)
Quantel, Expires 7/1/10	10,210	860

Total Warrants (Cost $0)		860

Total Investments (99.5%) (Cost $10,062,960)		11,233,259

Total Securities Sold Short (-2.9%) (Proceeds $305,079)		(327,876)

Other Assets in Excess of Liabilities (3.4%)		387,236

Net Assets (100.0%)		$11,292,619

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $999,595.
ADR	American Depositary Receipt.

See notes to schedules of investments.

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

September 30, 2008 (Unaudited)

	Shares	Value
Securities Sold Short (-2.9%)

Chemicals (-2.1%)
Balchem Corp.	9,000	$240,030

Pharmaceuticals & Biotechnology (-0.8%)
Sequenom, Inc.*	3,300	87,846

Total Securities Sold Short
(Proceeds $305,079)		327,876

Total Securities Sold Short (-2.9)		(327,876)

Total Investments (99.5%)		11,233,259

Other Assets in Excess of Liabilities (3.4%)		387,236

Net Assets (100.0%)		$11,292,619

*       Non-income producing security.

See notes to schedules of investments.

Needham Small Cap Growth Fund

Schedule of Investments

September 30, 2008 (Unaudited)

	Shares	Value
Common Stocks (67.0%)

Consumer Services (0.9%)
Avis Budget Group, Inc.*	10,000	$57,400

Defense (5.4%)
ICx Technologies, Inc.*	45,000	346,950

Healthcare (0.8%)
Emageon, Inc.*	24,564	53,304

Industrial (0.2%)
Sypris Solutions, Inc.	9,815	15,802

Medical Devices & Supplies (1.3%)
Thermage, Inc.*	25,000	85,750

Oil & Gas - Exploration & Production (4.3%)
Compton Petroleum Corp.*†	50,000	274,500

Software (6.8%)
Actuate Corp.*†	55,000	192,500
Aspen Technology, Inc.*	15,000	190,500
SRS Lab, Inc.*†	10,000	55,100
		438,100
Technology (36.2%)
Brooks Automation, Inc.*	35,000	292,600
Electro Scientific Industries, Inc.*	10,000	142,200
Entegris, Inc.*†	50,000	242,000
Hutchinson Tech, Inc.*	50,000	579,000
Newport Corp.*	10,700	115,346
Parametric Technology Corp.*	13,000	239,200
Semitool, Inc.*†	24,227	198,177
Super Micro Computer, Inc.*	15,000	135,150
STEC, Inc.*	20,000	154,000
Tessera Technologies, Inc.*	14,500	236,930
		2,334,603
Telecommunications / Cable (11.1%)
Airvana, Inc.*	50,000	294,500
Anaren, Inc.*	10,000	101,500
Aruba Networks, Inc.*	20,000	102,600
SoundBite Communications, Inc.*†	40,000	96,400
ViaSat, Inc.*	5,000	117,900
		712,900
Total Common Stocks
(Cost $4,720,256)		4,319,309

Short-Term Investments (30.9%)

Money Market Fund (30.9%)
Dreyfus Treasury Prime Cash Management, 0.93% (a)	1,994,648	1,994,648

Total Short-Term Investments
(Cost $1,994,648)		1,994,648

Total Investments (97.9%)
(Cost $6,714,904)		6,313,957

Total Securities Sold Short (-2.8%)
(Proceeds $195,933)		(179,470)

Other Assets in Excess of Liabilities (4.9%)		317,022

Net Assets (100.0%)		$6,451,509

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $740,160.

See notes to schedules of investments.

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

September 30, 2008 (Unaudited)

	Shares	Value
Securities Sold Short (-2.8%)

Consumer Products (-0.7%)
The Scotts Miracle-Gro Co.	2,000	$47,280

Healthcare (-0.5%)
Hill-Rom Holdings, Inc.	1,000	30,310

Technology (-1.6%)
Vocus, Inc.*	3,000	101,880

Total Securities Sold Short
(Proceeds $195,933)		179,470

Total Securities Sold Short (-2.8%)		(179,470)

Total Investments (97.9%)		6,313,957

Other Assets in Excess of Liabilities (4.9%)		317,022

Net Assets (100.0%)		$6,451,509

* Non-income producing security.

See notes to schedules of investments.

Needham Funds

Notes To Schedules of Investments

September 30, 2008

(Unaudited)

1. Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedules of investments and schedules of securities sold short (“Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules.  Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio’s daily net asset value per share. For quarter ends, transactions are reported on the trade date of the last business day of the reporting period.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: purchases and sales of securities at the rate of exchange prevailing on the dates of such transactions.

Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Needham Funds

Notes To Schedules of Investments, (continued)

September 30, 2008

(Unaudited)

Recent Accounting Pronouncements: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on each Portfolio’s financial statements and related disclosures.

Fair Value Measurements: Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets.

•                  Level 2 — other significant inputs (including quoted prices of similar securities, interest rates,

prepayment speeds, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund management’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2008:

	LEVEL 1		LEVEL 2	LEVEL 3
		Securities Sold,	Other Significant	Significant
Portfolio	Quoted Prices	Not Yet Purchased	Observable Inputs	Unobservable Inputs	Total
NGF	$128,505,831	$(4,700,294)	$8,341,570	—	$132,147,107
NAGF	8,599,738	(327,876)	2,633,521	—	10,905,383
NSCGF	4,319,309	(179,470)	1,994,648	—	6,134,487

3. Temporary Borrowings

The Fund has entered into an agreement with Custodial Trust Company (“CTC”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on outstanding borrowings is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. There were no outstanding borrowings by the Portfolios at September 30, 2008.

Needham Funds

Notes To Schedules of Investments, (continued)

September 30, 2008

(Unaudited)

4. Securities Lending

Prior to April 17, 2008 the Portfolios could lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan was secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio could at any time call the loan and regain the securities loaned, (iii) the Portfolio received any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned would not at any time exceed such percentage of the total assets of the Portfolio as the Board may have established, but not to exceed 20%. In addition, it was anticipated that the Portfolio could share with the borrower some of the income received on the collateral for the loan or that it would be paid a premium for the loan. Before a Portfolio entered into a loan, the Adviser considered relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. Effective April 17, 2008 the Board suspended the Fund’s securities lending program.

5. Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

6. Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option

Needham Funds

Notes To Schedules of Investments, (continued)

September 30, 2008

(Unaudited)

transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under FASB Interpretation No. 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NAGF nor NSCGF had purchased or written options during the period ended September 30, 2008.

7. Short Sale Transactions

During the period ended September 30, 2008, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2008, the market value of securities separately segregated to cover short positions was approximately $5,206,583, $999,595 and $740,160 for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2008 and their related market values and proceeds are set forth in the preceding Schedules.

8. Indemnification

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Federal Income Taxes

As of September 30, 2008, the cost and gross unrealized appreciation and depreciation on securities, including proceeds from securities sold short, for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
NGF	$131,222,333	$32,472,726	$(31,547,952)	$924,774
NAGF	9,757,881	2,491,341	(1,343,839)	1,147,502
NSCGF	6,530,540	229,304	(625,357)	(396,053)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	November 25, 2008

By (Signature and Title)	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	November 25, 2008